Related Party Balances and Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of transactions between related parties [abstract]
Gain on settlement of debt	$ 2,779,882	$ 0	$ 0